Liquidity - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ 15,250	€ 15,411
Cash Flows	(1,711)	(646)
Business Combinations	0	7
Foreign Currency	131	187
Fair Value Changes	(29)	(6)
Other	398	297
Liabilities from financing activities at end of year	14,039	15,250
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	3,755	1,482
Cash Flows	(1,406)	980
Business Combinations	0	1
Foreign Currency	36	1
Fair Value Changes	0	0
Other	1,600	1,291
Liabilities from financing activities at end of year	3,986	3,755
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	9,338	11,801
Cash Flows	0	(1,252)
Business Combinations	0	2
Foreign Currency	40	78
Fair Value Changes	0	0
Other	(1,600)	(1,291)
Liabilities from financing activities at end of year	7,778	9,338
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	13,094	13,283
Cash Flows	(1,406)	(272)
Business Combinations	0	3
Foreign Currency	76	79
Fair Value Changes	0	0
Other	0	0
Liabilities from financing activities at end of year	11,764	13,094
Basis adjustment
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(34)	126
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	2	3
Fair Value Changes	(741)	(163)
Other	0	0
Liabilities from financing activities at end of year	(773)	(34)
Transaction cost
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(55)	(66)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	8	11
Liabilities from financing activities at end of year	(47)	(55)
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	13,005	13,344
Cash Flows	(1,406)	(272)
Business Combinations	0	3
Foreign Currency	77	82
Fair Value Changes	(741)	(163)
Other	8	11
Liabilities from financing activities at end of year	10,943	13,005
Accrued interest and payment to banks
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	60	61
Cash Flows	119	0
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	24	(1)
Liabilities from financing activities at end of year	203	60
Interest rate swaps.
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	42	(114)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(1)	(1)
Fair Value Changes	711	157
Other	0	0
Liabilities from financing activities at end of year	753	42
Lease
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	2,143	2,120
Cash Flows	(424)	(374)
Business Combinations	0	4
Foreign Currency	55	106
Fair Value Changes	0	0
Other	366	287
Liabilities from financing activities at end of year	€ 2,140	€ 2,143